Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Derivative Asset, Current	$ 17,869	$ 1,996
Derivative Asset, Noncurrent	12,383	6,913
LIABILITIES
Derivative Liability, Current	0	743
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
ASSETS
Total Derivative Assets	419	1,597
LIABILITIES
Total Derivative Liabilities		300
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current		1,440
Derivative Asset, Noncurrent		150
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	419	7
LIABILITIES
Derivative Liability, Current		300
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
ASSETS
Total Derivative Assets	29,833	7,312
LIABILITIES
Total Derivative Liabilities		443
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	17,450	549
Derivative Asset, Noncurrent	$ 12,383	6,763
LIABILITIES
Derivative Liability, Current		$ 443